Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Document Period End Date	Aug. 31, 2024
C000204674 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Securities Lending Money Market Fund
Class Name	Agency SL Shares
Trading Symbol	VSLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Securities Lending Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Securities Lending Money Market Fund (Agency SL Shares)	$3	0.06%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 653,156,000
Holdings Count | Holding	43
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$653,156
Total number of portfolio holdings	43

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	82.4
31–60 calendar days	6.1
61–90 calendar days	3.0
91–180 calendar days	8.5

C000166084 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Fund
Class Name	Class A Shares
Trading Symbol	USMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Fund (Class A Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[2]
Net Assets	$ 1,920,634,000
Holdings Count | Holding	1,684
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,920,634
Total number of portfolio holdings	1,684
Portfolio turnover rate	41%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000166085 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Fund
Class Name	Class I Shares
Trading Symbol	USMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	$12	0.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[3]
Net Assets	$ 1,920,634,000
Holdings Count | Holding	1,684
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,920,634
Total number of portfolio holdings	1,684
Portfolio turnover rate	41%

Holdings [Text Block]	CREDIT QUALITY ALLOCATIONS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000198351 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Agency Shares
Trading Symbol	JOAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[4]
Net Assets	$ 1,960,939,000
Holdings Count | Holding	263
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,960,939
Total number of portfolio holdings	263

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	49.0
8–30 calendar days	51.0

C000198352 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Capital Shares
Trading Symbol	JOCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Capital Shares)	$9	0.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[5]
Net Assets	$ 1,960,939,000
Holdings Count | Holding	263
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,960,939
Total number of portfolio holdings	263

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	49.0
8–30 calendar days	51.0

C000198353 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	IM Shares
Trading Symbol	JOIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (IM Shares)	$7	0.14%
*	This charge is annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[6]
Net Assets	$ 1,960,939,000
Holdings Count | Holding	263
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,960,939
Total number of portfolio holdings	263

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	49.0
8–30 calendar days	51.0

C000198354 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Institutional Tax Free Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	JOFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[7]
Net Assets	$ 1,960,939,000
Holdings Count | Holding	263
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,960,939
Total number of portfolio holdings	263

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	49.0
8–30 calendar days	51.0

[1]	This charge is annualized.
[2]	This charge is annualized.
[3]	This charge is annualized.
[4]	This charge is annualized.
[5]	This charge is annualized.
[6]	This charge is annualized.
[7]	This charge is annualized.